Offerings	May 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,672,000
Proposed Maximum Offering Price per Unit	22.35
Maximum Aggregate Offering Price	$ 37,369,200.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,721.22
Offering Note	(1a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Associated Banc-Corp 2025 Equity Incentive Plan (the "2025 Plan") to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions that result in an increase in the number of outstanding securities. (1b) The Proposed Maximum Offering Price per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a), Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are calculated based on the average of the high and low sales prices of the Registrant's common stock on the New York Stock Exchange on April 29, 2025, in accordance with Rule 457(c) under the Securities Act. (1c) The shares being registered by the Registrant on this Registration Statement on Form S-8 under the 2025 Plan include 1,672,000 newly authorized shares of common stock. The remaining 6,666,762 shares being registered under the 2025 Plan are shares that were previously available for grant under the Associated Banc-Corp 2020 Incentive Compensation Plan (the "2020 Plan"). Of the 6,666,762 additional shares being registered, 2,907,248 shares represent shares that have not been issued under the 2020 Plan and 3,759,514 shares represent shares that may become available due to forfeiture, termination, lapse or satisfaction of an award in cash or property other than shares of common stock in connection with outstanding awards granted under the 2020 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (from 2020 Plan)
Amount Registered | shares	6,666,762
Proposed Maximum Offering Price per Unit	22.35
Maximum Aggregate Offering Price	$ 149,002,130.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,812.23
Offering Note	See offering note 1.